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                                  [Letterhead]


December 22, 2000

VIA EDGAR

The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506


Subject:  Nationwide VA Separate Account-D
          Nationwide Life and Annuity Insurance Company
          SEC File No. 333-45976
          CIK No. 0001123314


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Separate Account-D (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective on December 22, 2000.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Jamie Ruff Casto
Variable Products Securities Counsel